Note 14. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events [Text Block]
Note 5.  Subsequent Events

On July 22, 2011, the Company entered into an agreement with a Placement Agent to raise capital.  As part of the agreement the Company agreed to pay the Placement Agent 7% of the aggregate gross proceeds raised in the placement, warrants to purchase common stock equal to 5% of the aggregate number of shares sold in the Placement, a 1% expense allowance, and a $10,000 advance to be applied toward the expense allowance.  There is no assurance that the Placement Agent will be successful with respect to securing a financing.

In October 2011, we entered into a Securities Purchase Agreement with David E. Smith, pursuant to which we received $680,000 and issued a secured convertible note (the "October Bridge Note") and a warrant to purchase an aggregate of 2,615,385 shares of the Company's common stock or in the event of a Qualified Financing (as hereinafter defined), an amount equal to dividing $680,000 by the price per share of securities issued in a financing of at least $2,000,000 (a "Qualified Financing") multiplied by a factor equal to twice the product of the number of warrants issued in a Qualified Financing divided by the number of shares issued in a Qualified Financing, at a purchase price of $0.32 per share (the "October Bridge Warrant").  The October Bridge Warrant expires on October 5, 2016. The October Bridge Warrant contains anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our common stock, or other security convertible into our common stock, for a per share price less than the exercise of the October Bridge Warrant, the exercise price of the October Bridge Warrant will be reduced to such lower price, subject to customary exceptions. The October Bridge Note matures in January 2012 and bears interest at an annual rate of 12% payable in cash at maturity, prepayment, or conversion.  The October Bridge Note and any accrued interest are convertible at the holders' option into common stock or the securities issued in the next financing the Company enters into a Qualified Financing.  The conversion price for the October Bridge Note if converted at the holder's option is equal to the lower of (i) $0.26 per share of Common Stock, and (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing. The October Bridge Note is secured by a first priority security interest in all assets of the Company on a pari passu basis with the holder of the secured promissory note issued by the Company in August 2011.

In August 2011, we entered into a Securities Purchase Agreement with Socius Capital Group, LLC ("Socius"), an affiliate of the Company, pursuant to which we received $650,000 and issued a secured convertible note (the "August Bridge Note") and a warrant to purchase an aggregate of 2,500,000 shares of the Company's common stock or in the event of a Qualified Financing, an amount equal to dividing $650,000 by the price per share of securities issued in the Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in a Qualified Financing divided by the number of shares issued in a Qualified Financing, at a purchase price of $0.32 per share (the "August Bridge Warrant").  The August Bridge Warrant expires on August 17, 2016. The August Bridge Warrant contains anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our common stock, or other security convertible into our common stock, for a per share price less than the exercise of the August Bridge Warrant, the exercise price of the August Bridge Warrant will be reduced to such lower price, subject to customary exceptions. The August Bridge Note matures in November 2011 and bears interest at an annual rate of 12% payable in cash at maturity, prepayment, or conversion.  The August Bridge Note and any accrued interest are convertible at the holders' option into common stock or the securities issued in the next financing the Company enters into a Qualified Financing.  The conversion price for the August Bridge Note if converted at the holder's option is equal to the lower of (i) $0.26 per share of Common Stock, (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing, and (iii) the volume weighted average price per share for the 10 days following the effective date of the reverse split. The August Bridge Note is secured by a first priority security interest in all assets of the Company.  The Company entered into a Consent Agreement (the “Consent Agreement”) by and between Socius and David E. Smith, extending the maturity date of the August Bridge Note to January 2012 and both the October and August 2011 Bridge Notes will be secured by a first priority security interest in all assets of the Company on a pari passu basis.

On September 6, 2011 we effected a reverse stock split of our Common Stock at a ratio of one-for-forty.   As a result of the reverse stock split, every forty shares of the Company’s issued and outstanding Common Stock will be combined into one share of Common Stock. Any fractional shares resulting from the reverse stock split will be paid in cash to the stockholder. The reverse stock split has reduced the number of the Company’s outstanding shares of Common Stock from 847.2 million to approximately 21.2 million.  The financial statements have been restated to reflect the effect of the reverse stock split.

Note 14.  Subsequent Events

As previously disclosed in our definitive proxy statement on Schedule 14A with the Securities and Exchange Commission (SEC) on January 21, 2011, a special meeting was held on March 4, 2011 where the stockholders voted on the following matters: (1) approve the adoption of the proposed 2010 Stock Incentive Plan,  (2) approve a proposed amendment to our Certificate of Incorporation to increase the number of authorized shares of our common stock from 200,000,000 to 2,000,000,000, (3) approve a proposed amendment or amendments to our Certificate of Incorporation to effect one or more stock splits of our outstanding common stock and (4) approve a proposed amendment to our certificate of incorporation to change our name to from Hythiam, Inc. to Catasys, Inc.  On March 4, 2011, the special meeting was held and all of the proposals were approved.

On March 17, 2011, we filed a Certificate of Amendment to our Certificate of Incorporation, pursuant to which we increased the authorized shares of common stock to 2,000,000,000 shares and changed our name to Catasys, Inc. Effective March 17, 2011, the common stock of the Company began trading under CATS.OB. In connection with the increase in the authorized shares of common stock, a number of the Company’s outstanding obligations were triggered, including, conversion of the Notes, which converted into 15,514,364 shares of common stock.

On March 30, 2011, the Company entered into a consulting agreement with former director, Marc Cummins.  The agreement calls for Mr. Cummins to provide the following services: investor relations, financing advisory, board of director transitional and other services as mutually determined.  In consideration of such services, Mr. Cummins was granted 208,605 options to purchase our common stock at fair value ($2.84/share), vesting monthly over 4 years.  The agreement may terminate with thirty (30) days written notice by either party.